Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Summary Of Inventory

	December 31,
(Thousands of dollars)	2013	2012
Crude oil and blendstocks	$-	$1,191
Refined products and blendstocks	64,825	75,128
Store merchandise for resale	97,058	96,473
Corn based products	12,447	38,923
Materials and supplies	4,725	5,679
	$179,055	$217,394